Related party transactions - Schedule of Related Party Payable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Disclosure of transactions between related parties [line items]
Related party payables	$ 149,429	$ 88,742
Other related parties
Disclosure of transactions between related parties [line items]
Related party payables	$ 149,429	$ 88,742